Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$151,783,347.71	0.9051425	$133,623,620.50	0.7968491	$18,159,727.21
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$253,253,347.71	0.1684806	$235,093,620.50	0.1563996	$18,159,727.21

Weighted Avg. Coupon (WAC)	3.58%		3.58%
Weighted Avg. Remaining Maturity (WARM)	24.69		23.81
Pool Receivables Balance	$280,192,243.69		$261,676,070.83
Remaining Number of Receivables	34,744		33,836

Adjusted Pool Balance	$275,971,323.70		$257,811,596.49

III. COLLECTIONS

Principal:
Principal Collections	$18,107,770.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$334,413.88
Total Principal Collections	$18,442,184.58

Interest:
Interest Collections	$839,468.78
Late Fees & Other Charges	$52,858.97
Interest on Repurchase Principal	$-
Total Interest Collections	$892,327.75

Collection Account Interest	$5,946.76
Reserve Account Interest	$1,329.63
Servicer Advances	$-

Total Collections	$19,341,788.72

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,341,788.72
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,341,788.72

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$233,493.54	$-	$233,493.54	$233,493.54
Collection Account Interest					$5,946.76
Late Fees & Other Charges					$52,858.97
Total due to Servicer					$292,299.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$127,750.98		$127,750.98

Total Class A interest:		$127,750.98		$127,750.98	$127,750.98

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$18,761,678.30

9. Regular Principal Distribution Amount:					$18,159,727.21

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$18,159,727.21
Class A Notes Total:	$18,159,727.21	$18,159,727.21
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$18,159,727.21	$18,159,727.21

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			601,951.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,220,919.99
Beginning Period Amount	$4,220,919.99
Current Period Amortization	$356,445.65
Ending Period Required Amount	$3,864,474.34
Ending Period Amount	$3,864,474.34
Next Distribution Date Required Amount	$3,525,320.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.23%	8.81%	8.81%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.07%	33,184	97.31%	$254,639,941.14
30 - 60 Days	1.55%	524	2.15%	$5,632,262.80
61 - 90 Days	0.31%	104	0.43%	$1,120,645.26
91-120 Days	0.07%	24	0.11%	$283,221.63
121 + Days	0.00%	0	0.00%	$-
Total		33,836		$261,676,070.83

Delinquent Receivables 30+ Days Past Due
Current Period	1.93%	652	2.69%	$7,036,129.69
1st Preceding Collection Period	1.86%	645	2.60%	$7,291,795.60
2nd Preceding Collection Period	1.73%	615	2.39%	$7,129,560.44
3rd Preceding Collection Period	1.75%	639	2.40%	$7,637,077.48
Four-Month Average	1.82%		2.52%

Repossession in Current Period		21		$250,565.79
Repossession Inventory		53		$144,879.28

Current Charge-Offs
Gross Principal of Charge-Offs				$408,402.16
Recoveries				$(334,413.88)
Net Loss				$73,988.28

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.32%

Average Pool Balance for Current Period				$270,934,157.26

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.33%
1st Preceding Collection Period				0.10%
2nd Preceding Collection Period				-0.01%
3rd Preceding Collection Period				-0.33%
Four-Month Average				0.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	41	2,264	$34,803,564.75
Recoveries	41	2,085	$(20,957,088.75)
Net Loss			$13,846,476.00
Cumulative Net Loss as a % of Initial Pool Balance			0.89%

Net Loss for Receivables that have experienced a Net Loss *	30	1,930	$13,943,920.35
Average Net Loss for Receivables that have experienced a Net Loss			$7,224.83

Principal Balance of Extensions			$1,365,949.34
Number of Extensions			122

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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